Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
Net loss for the year	$ (7,845)	$ (12,998)	$ (11,753)
Adjustments required to reflect the cash flows from operating activities:
Effect of exchange rate differences on cash and cash equivalents balances	233	159	54
Issuance expenses		117	517
Depreciation and amortization	1,363	1,122	342
Impairment of goodwill and intangible assets	2,759	1,272
Change in financial liabilities at fair value through profit or loss	(2,987)	2,596	1,891
Share-based payments	742	612	381
Exchange rate differences on restricted deposits balances	(6)	(9)	6
Interest expenses related to convertible debentures	86	92
Total adjustments	2,190	5,961	3,191
Changes in operating asset and liability items:
Decrease (increase) in trade receivables	46	304	(210)
Increase in other receivables	(315)	(64)	(68)
Increase (decrease) in trade payables	25	(36)	(75)
Increase (decrease) in other payables	(165)	285	84
Decrease in deferred issuance expenses			61
Increase (decrease) in deferred tax liabilities	(247)	14
Increase (decrease) in contract liabilities	(301)	(199)	34
Changes in operating asset and liability, total	(957)	304	(174)
Net cash used in operating activities	(6,612)	(6,733)	(8,736)
CASH FLOWS FROM INVESTING ACTIVITIES:
Business combination, net of cash acquired, see Note 17	(1,070)	(5,508)
Long-term deposit	(6)	(44)
Restricted deposits	28	2	(17)
Purchase of technology	(100)		(308)
Purchase of property and equipment	(41)	(46)	(44)
Net cash used in investing activities	(1,189)	(5,596)	(369)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from public and private offerings, net of issuance expenses	13,457	4,391	9,231
Israeli Innovation Authority, net	(8)	(41)	29
Payment of loans	(4)	(20)
Proceeds from exercise of options, warrants and pre-funded warrants	3,671	1,177	102
Proceeds from issuance of convertible debentures		8,232
Payment contingent consideration	(1,600)
Repayment of convertible debentures	(680)	(470)
Payment of interest related to convertible debentures		(29)
Lease payments (interest and principal)	(126)	(128)
Net cash provided by financing activities	14,710	13,112	9,362
INCREASE IN CASH AND CASH EQUIVALENTS	6,909	783	257
EFFECT OF EXCHANGE RATE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(233)	(159)	(54)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	4,341	3,717	3,514
CASH AND CASH EQUIVALENTS AT END OF YEAR	11,017	4,341	3,717
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Classification to equity of series B warrants, see Note 16(c)		902	3,479
Issuance of options to consultants (issuance costs)			(23)
Classification to equity of liability in respect to anti-dilution feature			1,787
Conversion of convertible debenture into ordinary shares and warrants	4,778	3,199
Shares issued in a business combination, see Note 17		3,568
Contingent consideration assumed in a business combination, see Note 17	684	2,008
Inception of lease transaction	$ 336